Leases - Schedule of Future Minimum Lease Payments (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Operating leases
2023	$ 29,441
2024	29,543
2025	26,466
2026	22,867
2027	16,673
2028 and thereafter	25,713
Total lease payments	150,703
Less imputed interest	(6,486)
Present value of lease liabilities	144,217
Finance leases
2023	3,172
2024	894
2025	0
2026	0
2027	0
2028 and thereafter	0
Total lease payments	4,066
Finance Lease Interest Expenses	(283)
Present value of lease liabilities	$ 3,783